Trade accounts receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade accounts receivables
Schedule of composition of trade accounts receivables

	2020	2019
Trade accounts receivables	229,800	175,948
Related parties - note 22	2,411	3,620
Impairment of trade accounts receivables (i)	(3,179)	(2,337)
	229,032	177,231
(i)

COVID-19 may have changed the risk profile of the Company’s customers, especially those clients that might have transactions, or are located in areas, which are affected, or are more prone to be economically affected. As such risks increase, the Company expects an increase in impairment losses on trade accounts receivables. As of December 31, 2020, the Company has taken an impairment, related to COVID-19, of USD 321 in order to reflect the actual economic scenario and the deterioration in the risk profile of the Company´s clients.

Schedule of changes in impairment of trade accounts receivables

	2020	2019
Balance at the beginning of the year	(2,337)	(2,690)
Additions	(2,643)	(805)
Reversals	1,288	1,085
Foreign exchange (losses) gains	513	73
Balance at the end of the year	(3,179)	(2,337)

Schedule of analysis of trade accounts receivables by currency

	2020	2019
USD	186,420	149,348
BRL	41,601	26,817
Other	1,011	1,066
	229,032	177,231

Schedule of aging of trade accounts receivables

	2020	2019
Current	222,670	150,134
Up to 3 months past due	6,728	26,810
From 3 to 6 months past due	102	135
Over 6 months past due	2,711	2,489
	232,211	179,568
Impairment	(3,179)	(2,337)
	229,032	177,231